Condensed Consolidated Statements of Changes in Stockholders’ Deficit - USD ($)	Preferred Stock Series A	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Sep. 30, 2021		$ 247	$ 18,160,515	$ (32,956,840)	$ (14,796,078)
Balance (in Shares) at Sep. 30, 2021	250	2,470,511
Share option expense			69,108		69,108
Cancellation of common stock issued for settlement		$ (4)	(119,666)		(119,670)
Cancellation of common stock issued for settlement (in Shares)		(36,821)
Shares issued for cash		$ 85	699,504		699,589
Shares issued for cash (in Shares)		849,313
Shares issued for conversions of notes and accrued interest including premiums reclassified		$ 113	625,436		625,549
Shares issued for conversions of notes and accrued interest including premiums reclassified (in Shares)		1,124,318
Relative fair value of warrants issued with debt			200,387		200,387
Deemed dividend to adjust temporary equity to redemption value			(570,632)		(570,632)
Preferred Stock Series B dividend			(13,440)		(13,440)
Net loss				(2,673,346)	(2,673,346)
Balance at Sep. 30, 2022		$ 441	19,051,212	(35,630,186)	(16,578,533)
Balance (in Shares) at Sep. 30, 2022	250	4,407,321
Shares issued for cash		$ 49	99,284		99,333
Shares issued for cash (in Shares)		496,667
Shares issued for conversion of notes and accrued interest and reclassification of debt premiums		$ 96	102,501		102,597
Shares issued for conversion of notes and accrued interest and reclassification of debt premiums (in Shares)		960,120
Preferred Stock Series B dividend			(36,960)		(36,960)
Net loss				(781,675)	(781,675)
Balance at Dec. 31, 2022		$ 586	19,216,037	(36,411,861)	(17,195,238)
Balance (in Shares) at Dec. 31, 2022	250	5,864,108
Balance at Sep. 30, 2022		$ 441	19,051,212	(35,630,186)	(16,578,533)
Balance (in Shares) at Sep. 30, 2022	250	4,407,321
Net loss					(1,612,343)
Balance at Mar. 31, 2023		$ 699	19,277,687	(37,242,529)	(17,964,143)
Balance (in Shares) at Mar. 31, 2023	250	6,993,995
Balance at Sep. 30, 2022		$ 441	19,051,212	(35,630,186)	(16,578,533)
Balance (in Shares) at Sep. 30, 2022	250	4,407,321
Shares issued for cash		$ 49	99,284		99,333
Shares issued for cash (in Shares)		496,667
Shares issued for conversion of notes and reclassification of debt premiums		$ 209	203,884		204,093
Shares issued for conversion of notes and reclassification of debt premiums (in Shares)		2,090,007
Preferred Stock Series B and C dividend			(145,983)		(145,983)
Contributed capital related to the assumption of convertible note by a related party			1,363,100		1,363,100
Shares issued for conversion of Series B preferred shares and dividends		$ 231	26,659		26,890
Shares issued for conversion of Series B preferred shares and dividends (in Shares)		2,309,360
Fractional shares issued from reverse split
Fractional shares issued from reverse split (in Shares)		3,599
Net loss				(2,225,334)	(2,225,334)
Balance at Sep. 30, 2023		$ 930	20,598,156	(37,855,520)	(17,256,434)
Balance (in Shares) at Sep. 30, 2023	250	9,306,954
Balance at Dec. 31, 2022		$ 586	19,216,037	(36,411,861)	(17,195,238)
Balance (in Shares) at Dec. 31, 2022	250	5,864,108
Shares issued for conversion of notes and reclassification of debt premiums		$ 113	101,382		101,495
Shares issued for conversion of notes and reclassification of debt premiums (in Shares)		1,129,887
Preferred Stock Series B dividend			(39,732)		(39,732)
Net loss				(830,668)	(830,668)
Balance at Mar. 31, 2023		$ 699	19,277,687	(37,242,529)	(17,964,143)
Balance (in Shares) at Mar. 31, 2023	250	6,993,995
Balance at Sep. 30, 2023		$ 930	20,598,156	(37,855,520)	(17,256,434)
Balance (in Shares) at Sep. 30, 2023	250	9,306,954
Preferred Stock Series B and C dividend			(25,274)		(25,274)
Shares issued for conversion of Series B preferred shares and dividends		$ 93	5,037		5,130
Shares issued for conversion of Series B preferred shares and dividends (in Shares)		932,727
Net loss				(476,380)	(476,380)
Balance at Dec. 31, 2023		$ 1,023	20,577,919	(38,331,900)	(17,752,958)
Balance (in Shares) at Dec. 31, 2023	250	10,239,681
Balance at Sep. 30, 2023		$ 930	20,598,156	(37,855,520)	(17,256,434)
Balance (in Shares) at Sep. 30, 2023	250	9,306,954
Net loss					(1,422,592)
Balance at Mar. 31, 2024		$ 1,073	20,539,727	(39,278,112)	(18,737,312)
Balance (in Shares) at Mar. 31, 2024	250	10,743,178
Balance at Dec. 31, 2023		$ 1,023	20,577,919	(38,331,900)	(17,752,958)
Balance (in Shares) at Dec. 31, 2023	250	10,239,681
Shares issued for conversion of notes and reclassification of debt premiums		$ 50	5,488		5,538
Shares issued for conversion of notes and reclassification of debt premiums (in Shares)		503,497
Preferred Stock Series B and C dividend			(43,680)		(43,680)
Net loss				(946,212)	(946,212)
Balance at Mar. 31, 2024		$ 1,073	$ 20,539,727	$ (39,278,112)	$ (18,737,312)
Balance (in Shares) at Mar. 31, 2024	250	10,743,178